Employee Benefit Plan, Statements of Income and Changes in Plan Equity (Statement)	EBP 38-0572512-001 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Plan equity	$ 0
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	28,627,794
Change in Net Asset Available for Benefit, Prior Year Payable to Participant	3,781,281
EBP, Change in Net Asset Available for Benefit, Increase	32,409,075
EBP, Change in Net Asset Available for Benefit, Decrease from Shares Allocated for ESOP	29,810,900
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	2,598,175
EBP, Change in Net Asset Available for Benefit, Decrease	32,409,075
Plan equity	0
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	31,311,107
Change in Net Asset Available for Benefit, Prior Year Payable to Participant	2,598,175
EBP, Change in Net Asset Available for Benefit, Increase	33,909,282
EBP, Change in Net Asset Available for Benefit, Decrease from Shares Allocated for ESOP	31,263,048
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	2,646,234
EBP, Change in Net Asset Available for Benefit, Decrease	33,909,282
Plan equity	0
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	31,703,358
Change in Net Asset Available for Benefit, Prior Year Payable to Participant	2,646,234
EBP, Change in Net Asset Available for Benefit, Increase	34,349,592
EBP, Change in Net Asset Available for Benefit, Decrease from Shares Allocated for ESOP	30,465,246
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	3,884,346
EBP, Change in Net Asset Available for Benefit, Decrease	34,349,592
Plan equity	$ 0